Segmental Information (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment

	Six months ended				Six months ended
(in thousands of $)	June 30, 2016				June 30, 2015
					Restated			Restated
	Vessel operations	LNG trading	FLNG	Total	Vessel operations	LNG trading	FLNG	Total
Time and voyage charter revenues	24,222	—	—	24,222	45,757	—	—	45,757
Time charter revenues - collaborative arrangement	5,936	—	—	5,936	—	—	—	—
Vessel and other management fees	4,769	—	—	4,769	6,545	—	—	6,545
Vessel and voyage operating expenses	(50,111)	—	—	(50,111)	(74,469)	—	—	(74,469)
Vessel and voyage operating expenses - collaborative arrangement	(2,804)	—	—	(2,804)	—	—	—	—
Administrative expenses	(19,141)	—	(2,124)	(21,265)	(14,123)	—	(2,043)	(16,166)
Depreciation and amortization	(39,149)	—	—	(39,149)	(35,815)	—	—	(35,815)
Other operating gains and losses (LNG Trade)	—	16	—	16	—	—	—	—
Impairment of long-term assets	(1,706)	—	—	(1,706)	—	—	—	—
Gain on disposals to Golar Partners	—	—	—	—	103,540	—	—	103,540
Loss on disposal of vessel held-for-sale	—	—	—	—	(5,824)	—	—	(5,824)
Impairment of vessel held-for-sale	—	—	—	—	(1,032)	—	—	(1,032)
Net financial expenses *	(74,613)	—	—	(74,613)	(11,908)	—	—	(11,908)
Income taxes	1,285	—	—	1,285	1,803	—	—	1,803
Equity in net (losses) earnings of affiliates	(5,563)	—	—	(5,563)	40,171	—	—	40,171
Net (loss) income	(156,875)	16	(2,124)	(158,983)	54,645	—	(2,043)	52,602
Non-controlling interests	(12,229)	—	—	(12,229)	(5,035)	—	—	(5,035)
Net (loss) income attributable to Golar LNG Ltd	(169,104)	16	(2,124)	(171,212)	49,610	—	(2,043)	47,567
Total assets	3,442,102	—	913,899	4,356,001	3,855,320	—	413,878	4,269,198

* Included within this amount are out of period adjustments, which are discussed in note 2.

Schedule of Revenue From External Customers
For the six months ended June 30, 2016 and 2015, revenues from the following counterparties accounted for over 10% of our time charter revenues:

(in thousands of $)	Six months ended June 30,		Six months ended June 30,
	2016		2015
The Cool Pool	20,820	69%	—	—%
Nigeria LNG Ltd	5,849	19%	18,444	40%
NFE Transport Partners LLC	3,487	12%	—	—%
Major commodity trading company	—	—%	7,910	17%
Major Japanese trading company	—	—%	6,623	14%
Multinational oil and gas company	—	—%	4,388	10%